Loans (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	$ 6,463	$ 4,547
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance
Impaired loans, Average Recorded Investment, With No Related Allowance	5,505	4,939
Impaired loans, Interest Income Recognized, With No Related Allowance	259	97
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	259	71
Residential real estate One- to four-family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	4,786	4,115
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance
Impaired loans, Average Recorded Investment, With No Related Allowance	4,449	4,507
Impaired loans, Interest Income Recognized, With No Related Allowance	226	97
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	226	71
Residential real estate Multi-family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	685
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance
Impaired loans, Average Recorded Investment, With No Related Allowance	343
Impaired loans, Interest Income Recognized, With No Related Allowance	26
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	26
Farm [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	309	310
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance
Impaired loans, Average Recorded Investment, With No Related Allowance	310	310
Impaired loans, Interest Income Recognized, With No Related Allowance
Impaired loans, Cash Basis Income Recognized, With No Related Allowance
Nonresidential real estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	683	122
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance
Impaired loans, Average Recorded Investment, With No Related Allowance	403	122
Impaired loans, Interest Income Recognized, With No Related Allowance	7
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	$ 7